Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 31, 2019	Jun. 29, 2018	Mar. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets		$ 1,952		$ 1,724
Interest-bearing deposits at call held as security		400		500
Security deposit				252
Borrowings		96,498		94,245
Current liabilities		92,899		94,273
Financial assets		125,769		145,527
Financial liabilities		137,553		139,252
Level 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		0		0
Financial liabilities		$ 0		$ 0
Unlisted Equity Securities | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of assets measured at fair value		100.00%		100.00%
Contingent Consideration Provision | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Percentage of liabilities measured at fair value		100.00%		100.00%
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 53,395		$ 52,864
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		53,801		52,631
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)		400	$ (100)
Interest payable		$ 1,600
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount											$ 75,000
Borrowings, interest rate					9.70%	9.95%	10.20%	10.45%			9.45%
Borrowings, maturity		March 2022
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings		$ 50,000		$ 50,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings											$ 35,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									$ 15,000
Hercules Capital, Inc. | Loan and Security Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest only period extended date	Dec. 31, 2021
Hercules Capital, Inc. | Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate		9.70%
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains (Loss)		$ 100	$ 1,100
Interest payable		$ 100
Description of repayment of borrowings		If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Current liabilities		$ 500
Loan administration fee payable, current		$ 400
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount										$ 40,000
Borrowings, interest rate										15.00%
Borrowings, maturity		July 2026
Borrowings, interest rate basis		There is a four-year interest only period, until July 2022 or when sales start, if later, with the principal repayable in equal quarterly instalments over the remaining period of the loan subject to the payment cap described below. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings										$ 30,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period		60 days
Top of Range | Hercules Capital, Inc. | Loan Agreement
Disclosure Of Financial Assets And Liabilities [Line Items]
Principal repayment due term	2022-03